INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
(Benefit) Provision for Income Taxes

EARNINGS (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2022	2021	2020
U.S. earnings (loss)	$(908)	$(3,596)	$(7,356)
Non-U.S. earnings (loss)	109	(2,099)	(1,136)
Total	$(799)	$(5,695)	$(8,492)

PROVISION (BENEFIT) FOR INCOME TAXES	2022	2021	2020
Current
U.S. Federal	$(311)	$(1,475)	$(220)
Non-U.S.	733	655	523
U.S. State	(52)	(145)	(34)
Deferred
U.S. Federal	(617)	(366)	(1,638)
Non-U.S.	352	610	(754)
U.S. State	(108)	(36)	(45)
Total	$(3)	$(757)	$(2,168)

Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate

RECONCILIATION OF U.S. FEDERAL STATUTORY INCOME TAX RATE TO ACTUAL INCOME TAX RATE	2022		2021		2020
	Amount	Rate	Amount	Rate	Amount	Rate
U.S. federal statutory income tax rate	$(168)	21.0%	$(1,196)	21.0%	$(1,783)	21.0%
Tax on global activities including exports	300	(37.6)	154	(2.7)	(138)	1.6
U.S. business credits(a)	(233)	29.1	(175)	3.1	(146)	1.7
Debt tender and related valuation allowances	30	(3.8)	940	(16.5)	—	—
Deductible stock and restructuring losses	—	—	(583)	10.2	(203)	2.4
Goodwill impairments	—	—	—	—	184	(2.2)
All other – net(b)(c)(d)	68	(8.3)	103	(1.8)	(82)	1.0
	165	(20.6)	439	(7.7)	(385)	4.5
Actual income tax rate	$(3)	0.4%	$(757)	13.3%	$(2,168)	25.5%
(a)U.S. general business credits, primarily the credit for energy produced from renewable sources and the credit for research performed in the U.S.
(b)For the year ended December 31, 2022, included $134 million for separation income tax costs of which $66 million was due to the repatriation of previously reinvested earnings.
(c)For the year ended December 31, 2020, included $(140) million for the resolution of the IRS audit of our consolidated U.S. income tax returns for 2014-2015.
(d)Included for each period, the expense or benefit for U.S. state taxes reported above in the consolidated (benefit) provision for income taxes, net of 21.0% federal effect.
Unrecognized Tax Benefits
The balance of unrecognized tax benefits, the amount of related interest and penalties we have provided and what we believe to be the range of reasonably possible changes in the next 12 months (excluding the expected decrease to the GE balance of $552 million due to the spin-off of GE HealthCare) were:

UNRECOGNIZED TAX BENEFITS December 31	2022	2021	2020
Unrecognized tax benefits	$3,951	$4,224	$4,191
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	3,072	3,351	2,986
Accrued interest on unrecognized tax benefits	614	597	628
Accrued penalties on unrecognized tax benefits	111	146	179
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	0-650	0-250	0-350
Portion that, if recognized, would reduce tax expense and effective tax rate(a)	0-600	0-200	0-250
(a) Some portion of such reduction may be reported as discontinued operations.

Unrecognized Tax Benefits Reconciliation

UNRECOGNIZED TAX BENEFITS RECONCILIATION	2022	2021	2020
Balance at January 1	$4,224	$4,191	$4,169
Additions for tax positions of the current year	62	396	836
Additions for tax positions of prior years	120	327	326
Reductions for tax positions of prior years	(393)	(585)	(863)
Settlements with tax authorities	(8)	(33)	(127)
Expiration of the statute of limitations	(54)	(71)	(151)
Balance at December 31	$3,951	$4,224	$4,191

Components of Net Deferred Income Tax Asset (Liability)
The following table presents our net deferred tax assets and net deferred tax liabilities attributable to different tax jurisdictions or different tax paying components.

DEFERRED INCOME TAXES December 31	2022	2021
Total assets	$10,626	$11,297
Total liabilities	(625)	(728)
Net deferred income tax asset (liability)	$10,001	$10,569

COMPONENTS OF THE NET DEFERRED INCOME TAX ASSET (LIABILITY) December 31	2022	2021
Deferred tax assets
Insurance company loss reserves	$2,492	$4,610
Progress collections, contract assets and deferred items	2,365	1,947
Accrued expenses and reserves	2,215	2,342
Deferred expenses	1,438	1,325
Other compensation and benefits	1,173	1,650
Principal pension plans	1,146	1,509
Non-U.S. loss carryforwards(a)	939	1,034
Investment securities	517	(1,987)
Other(b)	483	1,152
Total deferred tax assets	$12,768	$13,582
Deferred tax liabilities
Investment in global operations	$(946)	$(1,725)
Other	(1,821)	(1,288)
Total deferred tax liabilities	(2,767)	(3,013)
Net deferred income tax asset (liability)	$10,001	$10,569
(a)Net of valuation allowances of $6,369 million and $6,264 million as of December 31, 2022 and 2021, respectively. Of the net deferred tax asset as of December 31, 2022 of $939 million, $8 million relates to net operating loss carryforwards that expire in various years ending from December 31, 2023 through December 31, 2025; $354 million relates to net operating losses that expire in various years ending from December 31, 2026 through December 31, 2042; and $577 million relates to net operating loss carryforwards that may be carried forward indefinitely.
(b) Included valuation allowances related to assets other than non-U.S. loss carryforwards of $3,264 million and $1,566 million as of December 31, 2022 and 2021, respectively. These primarily relate to excess capital loss carryforwards.